Short Term Investments	6 Months Ended
Jun. 30, 2023
Short Term Investments [Abstract]
Short term investments

Note 5 — Short term investments

Short term investments consist of the following:

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB (Unaudited)	USD (Unaudited)
Marketable securities(1)	38,448,624	207,239,311	28,680,466

Fair value disclosure:

	December 31,	December 31, 2022 Fair Value
	2022	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	35,349,990	35,349,990	—	—

	June 30,	June 30, 2023 Fair Value
	2023	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	207,239,311	207,239,311	—	—

There is no transfer between the levels for the periods presented.

(1)	During the six months ended June 30, 2022, the Company invested a total of approximately RMB 85.7 million (USD 12.8 million) in marketable securities and redeemed approximately RMB 84.5 million (USD 12.6 million). During the six months ended June 30, 2023, the Company invested a total of approximately RMB 198 million (USD 27.5 million) in marketable securities and redeemed approximately RMB 43.4 million (USD 6 million). Gain/(loss) of approximately (RMB 1.2 million) and RMB 23.2 million (USD 3.2 million) was recognized for the six months ended June 30, 2022 and 2023, respectively.